Share Capital - Equity Line Agreement (Details) - shares	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwriting agreement, maximum number of shares issued (in shares)		5,200,000
Kepler Cheuvreux subscription agreement | BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwriting agreement, maximum number of shares issued (in shares)	5,200,000	5,200,000
Underwriting agreement, maximum period	24 months
Underwriting agreement, maximum discount	5.00%